Note 13 - Long-term Debt - Long-term Debt and Convertible Debentures (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Revolving Credit Facility	$ 930,042	$ 0
Senior Notes	506,533	529,089
Finance leases maturing at various dates through 2026	1,480	810
Other long-term debt maturing at various dates up to 2025	1,044	1,155
Long-term debt	1,439,099	531,054
Less: current portion	1,360	1,458
Long-term debt - non-current	$ 1,437,739	$ 529,596